INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of Intangible Assets	$ 948	$ 973	$ 778